UNITED STATES
SECURITES AND EXCHNAGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):             [ ] is a restatement
					      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
			Name: Strategic Fixed Income, L.L.C.
			Address:1001 19th Street, North Suite 1400
			Arlington, VA 22209

			13F File Number:28-0001307944

The institutional investment manager filing this report and the person by whom is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of the submission.

Person Signing this Report on Behalf of Reporting Manager:

Name: Patricia M. Arcoleo
Title: Vice President/Chief Operating Officer
Phone:703-812-8300
Signature,			Place,			and Date of Signing:
Patricia M. Arcoleo		Arlington, Virginia	02/11/2008


Report Type (Check only one.):

				[X]	13F HOLDINGS REPORT.
				[ ]	13F NOTICE.
				[ ]	13F COMBINATION REPORT.
list of Other Managers Reporting for this Manager:
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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:0
Form 13F Information Table Entry Total:18
Form 13F Information Table Value Total:$52,103,206.00

List of Other Included Managers:

No. 13F File Number				Name









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